Fair value of financial assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Level 1
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 5)	R$ 0	R$ 0	R$ 0
Investments Held-to-Maturity (note 7)	7,251,246	6,942,173	5,698,211
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	0	0	0
Loans and advances to customers (note 10)	0	0	0
Loans and receivables - Debt instruments (note 7)	0	0	0
Total	7,251,246	6,942,173	5,698,211
Level 2
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 5)	33,914,021	46,341,971	31,310,136
Investments Held-to-Maturity (note 7)	3,335,871	3,613,264	3,559,308
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	32,300,095	27,757,607	42,381,130
Loans and advances to customers (note 10)	0	0	0
Loans and receivables - Debt instruments (note 7)	17,127,511	16,003,885	11,457,378
Total	86,677,498	93,716,727	88,707,952
Level 3
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 5)	0	0	0
Investments Held-to-Maturity (note 7)	0	0	0
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	0	0	0
Loans and advances to customers (note 10)	275,647,324	253,860,027	251,319,173
Loans and receivables - Debt instruments (note 7)	0
Total	275,647,324	253,860,027	251,319,173
Carrying Amount
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 5)	33,831,521	46,371,814	31,316,917
Investments Held-to-Maturity (note 7)	10,214,454	10,048,761	10,097,836
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	32,300,095	27,762,473	42,422,638
Loans and advances to customers (note 10)	272,420,157	252,002,774	252,033,449
Loans and receivables - Debt instruments (note 7)	17,616,515	16,283,259	11,812,701
Total	366,382,742	352,469,081	347,683,541
Fair Value
Financial assets measured at other than fair value
Money market investments - Brazilian Central Bank (note 5)	33,914,021	46,341,971	31,310,136
Investments Held-to-Maturity (note 7)	10,587,117	10,555,437	9,257,519
Loans and receivables:
Loans and amounts due from credit institutions (note 6)	32,300,095	27,757,607	42,381,130
Loans and advances to customers (note 10)	275,647,324	253,860,027	251,319,173
Loans and receivables - Debt instruments (note 7)	17,127,511	16,003,885	11,457,378
Total	R$ 369,576,068	R$ 354,518,927	R$ 345,725,336